TAXES BASED ON INCOME - Increase (Decrease) in Taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Jan. 01, 2022	Jan. 02, 2021	Dec. 28, 2019
Tax provision computed at the U.S. federal statutory rate	$ 208.5	$ 154.8	$ 52.4
Increase (decrease) in taxes resulting from:
State taxes, net of federal tax benefit	4.5	6.9	(12.8)
U.S. pension plan settlements and related charges			(76.6)
Foreign earnings taxed at different rates	75.4	51.4	56.2
Excess tax benefits associated with stock-based payments	(4.1)	(3.2)	(7.8)
Foreign tax structuring and planning transactions			(47.9)
GILTI high-tax exclusion election, net	(22.8)	(12.5)
Valuation allowance	(4.8)	(3.3)	2.0
U.S. federal research and development tax credits	(6.2)	(6.2)	(6.1)
Tax contingencies and audit settlements	3.9	(5.5)	(11.8)
Other items, net	(5.8)	(4.7)	(4.3)
Provision for (benefit from) income taxes	248.6	177.7	(56.7)
Benefits earned related to GILTI exclusion election	8.7
Benefits earned related to GILTI exclusion election for amended tax return	$ 14.1
Return-to-provision adjustment related to an election to be made on our 2019 amended U.S. tax return		$ 12.5
ADPP
Increase (decrease) in taxes resulting from:
Tax effects of pension plan settlement charges associated with the termination of the ADPP			102.0
Release of stranded tax effects in AOCI through the income statement			$ 77.0